Annual Total Returns - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Materials Portfolio - VIP Materials Portfolio - Initial Class	Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	0.37%
Annual Return 2015	(9.01%)
Annual Return 2016	12.20%
Annual Return 2017	26.08%
Annual Return 2018	(23.60%)
Annual Return 2019	13.40%
Annual Return 2020	21.49%
Annual Return 2021	33.42%
Annual Return 2022	(9.79%)
Annual Return 2023	7.60%